Revenue from Contracts with Customers - Narrative (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash Management Fees
Disaggregation of Revenue [Line Items]
Fess earned but not yet received	$ 2.1	$ 1.8
Debit Card
Disaggregation of Revenue [Line Items]
Fess earned but not yet received	$ 0.3	$ 0.3